Note 27 - Business Combinations (Details Textual) ر.س in Millions, $ in Millions	11 Months Ended
	Dec. 31, 2019 USD ($)	Jan. 21, 2019 USD ($) t	Jan. 21, 2019 SAR (ر.س) t	Sep. 30, 2017 USD ($)
Saudi Steel Pipe Company [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		47.79%	47.79%
Cash transferred		$ 141.0	ر.س 530
Manufacturing capacity, steel pipes (Metric Ton) | t		360,000	360,000
Total assets and liabilities acquired		$ 109.0
Goodwill recognised as of acquisition date		$ 32.9
Revenue of acquiree since acquisition date	$ 170.6
Garrett [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired				100.00%
Total consideration transferred, acquisition-date fair value				$ 10.4